Employee Savings and Pension Plan - Summary of Plan Assets by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 94,550	$ 84,894	$ 88,794
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	36,832	32,973
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	57,531	51,819
Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 187	$ 102